VARIABLE INTEREST ENTITIES ("VIEs") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Liabilities:
Current portion of long-term debt and short-term debt	$ (159,739)	$ (180,065)
Accrued expenses	(54,597)	(51,275)
Total liabilities	(1,415,180)	(1,342,548)
Variable Interest Entity, Primary Beneficiary
Assets Acquired
Restricted cash and short term deposits	3,554	3,435
Liabilities:
Current portion of long-term debt and short-term debt	(84,839)	(103,470)
Accrued expenses	(36,496)	(34,367)
Total liabilities	$ (121,335)	$ (137,837)